Income taxes and mining tax credits (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31, 2020 $	Year ended December 31, 2019 $
Loss before income taxes	(2,021,798)	(1,663,674)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(545,885)	(449,192)
Items not deductible for tax and other	166,712	52,943
True-up	15,912	(287,716)
Change in unrecognized tax benefits	363,261	683,965
Income tax recovery	—	—

Disclosure of deferred taxes [Table Text Block]
	December 31, 2020 $	December 31, 2019 $
Federal investment tax credits	654,183	654,183
Exploration and evaluation assets	2,964,165	3,309,945
Reclamation obligation	74,250	54,000
Non-capital loss carryforwards	4,497,449	3,804,719
Other	607,614	611,555
Unrecognized deferred tax assets	(8,797,661)	(8,434,402)
	—	—

Disclosure of detailed information about tax pools available [Table Text Block]
	Canadian resource pools $	Non-capital losses $	Other $	Canadian federal investment tax credit losses $
2025	—	—	—	24,847
2026	—	1,175	—	—
2027	—	1,467,887	—	91,030
2028	—	2,559,941	—	57,677
2029	—	2,621,029	—	234,667
2030	—	2,388,895	—	245,962
2031	—	1,392,745	—	—
2032	—	818,329	—	—
2033	—	202,411	—	—
2034	—	266,149	—	—
2035	—	173,814	—	—
2036	—	152,243	—	—
2037	—	307,139	—	—
2038	—	—	—	—
2039	—	2,874,272	—	—
2040	—	1,403,172	—	—
No expiry	16,787,229	—	4,088,060	—
	16,787,229	16,629,201	4,088,060	654,183